1. Nature of Operations and Going Concern (Details Narrative) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Nature Of Operations And Going Concern Details Narrative
Net Loss-Allocable to Common Shareholders	$ 6,048,113	$ 2,222,899
Negative Cash Flows from Operations	$ 4,403,361	$ 1,097,089